Warrants - Schedule of Warrants Outstanding (Details) - shares	Dec. 31, 2023	Aug. 11, 2023	Aug. 10, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	14,215,112	14,266,605	14,266,605	15,819,000
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	8,281,779		8,333,272
Private Placement Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)	5,933,333		5,933,333
Series B-3 Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)				15,819,000